Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Additional paid-in capital CNY	Dec. 31, 2012 Additional paid-in capital CNY	Dec. 31, 2011 Additional paid-in capital CNY
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited	$ (86,932,219)	(526,261,572)	(514,002,092)	(284,329,931)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise		32,603	3,923	4,619	25,992	3,265	4,044
Increase in The9 Limited's additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest				(1,205,640)	0	0	1,565,749
Decrease in The9 Limited's additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian					0	0	(12,741,104)
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest		0	0		3,072,133	3,933,247	0
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests		(523,163,447)	(510,065,580)	(295,501,242)